October 31, 2000

Annual Report

Gradison Government Reserves Fund

Victory Funds
(LOGO) (R)

                              Table of Contents

Shareholder Letter                                     2

Financial Statements

Schedule of Investments                                3

Statement of Assets and Liabilities                    4

Statement of Operations                                5

Statements of Changes in Net Assets                    6

Financial Highlights                                   7

Notes to Financial Statements                          8

Report of Independent Accountants                     11


The Victory Portfolios

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Gradison Government Reserves Fund.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO) (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Letter to our Shareholders

On behalf of Victory Funds, thank you for your continued support and confidence in using Victory Funds to help meet your investment goals! We strive on a daily basis to make sure you have the appropriate information you need to remain confident in your choice to invest in Victory Funds. To that end, I am pleased to present the Victory Gradison Government Reserves Fund Annual Report for the period ending October 31, 2000. I hope you find this report useful, easy to read, and a valuable tool.

The past year has been an exciting time for Victory Funds. Through the combination of a new sales and marketing literature system, a new and improved Internet presence, and the support of the many financial intermediaries offering Victory Funds, we are now over 30 mutual funds strong with more than $20 billion in assets under management.

Two of Victory Funds' core beliefs are guidance and education. We recognize it can be a complex decision to invest in securities through mutual funds, particularly when your hard-earned savings to fund a child's education, a new home, or a comfortable retirement is on the line. That's why I feel it is important for our shareholders to know "What Makes Victory Funds Different?" I am confident that after you review the following points you will be reassured of your investment in Victory Funds and in a better position to share the Victory story with your family, friends, and business associates. So, "What Makes Victory Funds Different?"

Truth in Labeling. Dependability is the essence of Victory Funds. When you entrust your money to a Victory Fund, you can rest assured that the portfolio managers of the Funds are known for adhering to the fund's stated management style and investment objective.

Discipline. A highly rigorous and disciplined investment process, refined over decades by the wisdom of experienced money managers, guides the selection of securities for Victory Funds. Key Asset Management, Inc., an established firm with a 100-year heritage, meticulously implements this proven process.

Teamwork. A knowledgeable team of investment professionals supports Victory Fund portfolio managers, who have an average of 17 years of experience.

Guidance. Victory strives to make sure you have the information you need to make the best investment decisions. The guidance available through investment professionals, "www.victoryfunds.com," our educational materials, and Victory Funds Service Center (1-800-539-FUND) all come together for one purpose -- our shareholders.

Performance. The ultimate measure of your investment success is performance. At Victory Funds, our long-term perspective leads us to pursue the optimal return with a reasonable level of risk. We are committed to achieving consistent, rewarding results over time.

Again, thank you for choosing the Victory Funds to help you realize your financial goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

                Gradison Government Reserves Money Market Fund
                               October 31, 2000

  Seven-Day Yield                     5.87%
  Seven-Day Effective Yield           6.04%
  One Year Total Return               5.56%

                Gradison Government Reserves Money Market Fund
  Days to Maturity             October 31, 2000

  Less than 30 Days                   54.8%
  31 to 60 Days                       20.2%
  61 to 90 Days                        6.4%
  Greater than 90 Days                18.6%

An investment in the Fund is not insured or guaranteed by the FDIC or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund holdings are subject to change.

The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower.

Fee waivers are voluntary and may be modified or terminated at any time.

THE VICTORY PORTFOLIOS                                 Schedule of Investments
Gradison U.S. Government Reserves Fund                        October 31, 2000

(Amounts in Thousands)

                                        Principal    Amortized
Security Description                      Amount       Cost

U.S. Government Agencies (103.1%)

Federal Farm Credit Bank (27.3%):

6.43%*, 11/1/00**.......................  $ 37,500 $    37,500
6.37%, 11/6/00..........................    23,000      22,980
6.39%, 11/8/00..........................    23,600      23,571
6.39%, 11/22/00.........................    20,000      19,925
4.90%, 11/16/00, MTN....................    10,050      10,045
6.43%*, 11/17/00**......................    50,000      49,996
6.48%*, 11/22/00**......................    50,000      49,984
6.38%, 11/27/00.........................    17,975      17,892
6.47%, 12/1/00..........................    19,000      18,998
6.36%, 12/5/00..........................    14,000      13,916
6.34%, 12/11/00.........................    10,000       9,930
6.33%, 12/15/00.........................    25,000      24,807
6.34%, 12/18/00.........................    25,000      24,793
6.39%, 12/21/00.........................    15,000      14,867
6.36%, 12/28/00.........................    54,920      54,366
6.37%, 12/29/00.........................    55,359      54,790
5.88%, 1/2/01...........................    20,470      20,263
6.35%, 2/1/01...........................    20,000      19,997
6.35%, 2/8/01...........................     7,297       7,170
6.42%, 2/27/01..........................    21,915      21,454
5.70%, 3/5/01...........................    10,000       9,954
6.71%, 5/11/01..........................    25,000      24,110
7.16%, 6/1/01...........................    20,000      19,998
5.88%, 7/2/01...........................    12,313      12,241
                                                       583,547

Federal Home Loan Bank (58.8%):

6.39%, 11/1/00..........................     2,530       2,530
6.41%*, 11/1/00**.......................    50,000      49,972
6.49%*, 11/1/00**.......................    30,000      29,987
6.69%*, 11/1/00**.......................    14,675      14,674
6.69%*, 11/1/00**.......................    50,000      50,000
6.20%, 11/3/00..........................    25,000      25,000
6.46%, 11/10/00.........................   296,993     296,513
6.40%, 11/15/00.........................    50,000      49,876
6.43%*, 11/20/00**......................    50,000      49,979
6.46%, 11/20/00.........................    50,000      49,830
5.00%, 12/1/00..........................    10,000       9,990
6.43%, 12/8/00..........................    14,000      13,907
6.41%, 12/13/00.........................    25,000      24,813
6.44%, 12/15/00.........................    36,202      35,917
6.39%, 12/27/00.........................   128,037     126,764
6.39%, 12/29/00.........................    15,000      14,846
6.38%, 1/3/01...........................    78,813      77,932
6.36%, 1/18/01..........................    10,000       9,999




                                        Principal    Amortized
Security Description                      Amount       Cost

6.48%*, 1/12/01**.......................  $ 50,000 $    49,975
6.36%, 1/30/01..........................    75,000      73,808
6.35%, 2/6/01...........................    24,724      24,301
6.40%, 2/23/01..........................    40,000      39,189
5.63%, 3/19/01..........................    30,000      29,883
6.33%, 3/28/01..........................    25,000      24,354
6.66%, 4/6/01...........................    25,000      25,006
6.80%, 4/17/01..........................    10,000       9,995
6.70%, 5/25/01..........................    21,769      20,938
7.08%, 6/29/01..........................    25,000      25,054
                                                     1,255,032

Student Loan Marketing Assoc. (16.3%):

6.63%*, 11/7/00**.......................    11,500      11,492
6.65%*, 11/7/00**.......................    70,000      69,996
6.72%*, 11/7/00**.......................    30,000      30,000
6.77%*, 11/7/00**.......................    25,000      25,000
6.77%*, 11/7/00**.......................    70,000      70,001
6.80%*, 11/7/00**.......................    20,000      19,989
6.81%*, 11/7/00**.......................    60,000      59,990
6.81%*, 11/7/00**.......................    10,000      10,001
6.43%, 1/4/01...........................    32,000      31,634
6.55%, 2/14/01..........................    20,000      19,999
                                                       348,102

Tennessee Valley Authority (0.7%):

6.00%, 11/1/00..........................    14,279      14,279
Total U.S. Government Agencies                       2,200,960
Total Investments
(Amortized Cost $2,200,960) (a) -- 103.1%            2,200,960
Liabilities in excess of other assets -- (3.1)%        (65,433)
TOTAL NET ASSETS -- 100.0%                          $2,135,527



(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at 10/31/00. The date reflects the next rate change date.

** Put and demand features exist allowing the fund to require the repurchase of the investment within variable time periods less than one year.

MTN -- Medium Term Note

                      See notes to financial statements.


                                           Statement of Assets and Liabilities
THE VICTORY PORTFOLIOS                                        October 31, 2000
(Amounts in Thousands, Except Per Share Amounts)


                                                                                                                       Gradison
                                                                                                                       Government
                                                                                                                       Reserves
                                                                                                                       Fund
ASSETS:
Investments, at amortized cost                                                                                         $2,200,960
Interest receivable                                                                                                        12,095
Receivable for capital shares issued                                                                                           11

         Total Assets                                                                                                   2,213,066

LIABILITIES:
Cash overdraft                                                                                                                626
Payable to brokers for investments purchased                                                                               64,564
Dividends payable                                                                                                          10,600
Accrued expenses and other payables:

     Investment advisory fees                                                                                                 543
     Administration fees                                                                                                       19
     Distribution fees                                                                                                        209
     Transfer agent fees                                                                                                      877
     Other                                                                                                                    101

         Total Liabilities                                                                                                 77,539

NET ASSETS:
Capital                                                                                                                 2,135,526
Accumulated undistributed net realized gains from investment transactions                                                       1

         Net Assets                                                                                                    $2,135,527

Outstanding units of beneficial interest (shares)                                                                       2,135,526

Net asset value
     Offering and Redemption price per share                                                                           $     1.00


                      See notes to financial statements.


                                                       Statement of Operations

THE VICTORY PORTFOLIOS                     For the Year Ended October 31, 2000
(Amounts in Thousands)


                                                                                                                     Gradison
                                                                                                                     Government
                                                                                                                     Reserves
                                                                                                                     Fund
Investment Income:
Interest income                                                                                                      $133,100

     Total Income                                                                                                     133,100

Expenses:
Investment advisory fees                                                                                                9,277
Administration fees                                                                                                     2,375
Distribution fees                                                                                                       2,165
Legal and audit fees                                                                                                      202
Custodian fees                                                                                                            399
Fund accounting fees                                                                                                      126
Printing fees                                                                                                             450
Registration and filing fees                                                                                               57
Transfer agent fees                                                                                                     4,346
Trustees' fees and expenses                                                                                                52
Other                                                                                                                     121

     Total Expenses                                                                                                    19,570

Expenses voluntarily reduced                                                                                           (3,866)

     Total Expenses                                                                                                    15,704

Net Investment Income                                                                                                 117,396

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions                                                                    1

Net realized/unrealized gains/(losses) from investments:                                                                    1

Change in net assets resulting from operations                                                                       $117,397


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                     Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                               Gradison Government Reserves Fund

                                                                      Year                 One Month           Year
                                                                      Ended                Ended               Ended
                                                                      October 31,          October 31,         September 30,
                                                                      2000                 1999                1999
From Investment Activities:

Operations:
     Net investment income                                            $   117,396          $    7,967          $    91,884
     Net realized gains/(losses) from
     investment transactions                                                    1                  --                   --

Change in net assets resulting from operations                            117,397               7,967               91,884

Distributions to Shareholders:
     From net investment income                                          (117,396)             (7,967)             (91,884)

Change in net assets from distributions to shareholders                  (117,396)             (7,967)             (91,884)

Capital Transactions:
     Proceeds from shares issued                                        9,873,278             655,277            8,742,822
     Dividends reinvested                                                 113,313               7,620               82,687
     Cost of shares redeemed                                           (9,879,085)           (653,632)          (8,740,578)

Change in net assets from
  capital transactions                                                    107,506               9,265               84,931

Change in net assets                                                      107,507               9,265               84,931

Net Assets:
     Beginning of period                                                2,028,020           2,018,755            1,933,824

     End of period                                                    $ 2,135,527          $2,028,020          $ 2,018,755

Share Transactions:
     Issued                                                             9,873,262             655,277            8,742,822
     Reinvested                                                           113,313               7,620               82,687
     Redeemed                                                          (9,879,069)           (653,632)          (8,740,578)

Change in shares                                                          107,506               9,265               84,931


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                    Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                   Gradison Government Reserves Fund

                                  Year            Month           Year            Year            Year             Year
                                  Ended           Ended           Ended           Ended           Ended            Ended
                                  October 31,     October 31,     September 30,   September 30,   September 30,    September 30,
                                  2000            1999            1999<F2>        1998            1997             1996
Net Asset Value,
  Beginning of Period             $    1.000      $    1.000      $    1.000      $    1.000      $    1.000       $    1.000
Investment Activities
     Net investment income             0.054           0.004           0.044           0.049           0.047            0.047

         Total from
           Investment
           Activities                  0.054           0.004           0.044           0.049           0.047            0.047

Distributions
     Net investment income            (0.054)         (0.004)         (0.044)         (0.049)         (0.047)          (0.047)

         Total Distributions          (0.054)         (0.004)         (0.044)         (0.049)         (0.047)          (0.047)

Net Asset Value,
  End of Period                   $    1.000      $    1.000      $    1.000      $    1.000      $    1.000       $    1.000

Total Return                            5.56%           0.39%<F3>       4.46%           4.98%           4.85%            4.86%

Ratios/Supplemental Data:
Net Assets,
  End of Period (000)             $2,135,527      $2,028,020      $2,018,755      $1,933,824      $1,610,058       $1,333,063
Ratio of expenses to
  average net assets <F5>               0.72%           0.72%<F4>       0.71%           0.72%           0.72%            0.75%
Ratio of net investment
  income to average
  net assets <F5>                       5.42%           4.61%<F4>       4.34%           4.86%           4.75%            4.72%
Ratio of expenses to
  average net assets<F1>                0.90%           0.84%<F4>       0.77%           0.73%           0.73%            0.76%
Ratio of net investment
  income to average
  net assets<F1>                        5.24%           4.49%<F4>       4.28%           4.85%           4.74%            4.71%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F3> Not Annualized

<F4> Annualized

<F5> Effective April 1, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.72% until at least April 1, 2001.


                      See notes to financial statements.

                                              Notes to Financial Statements
THE VICTORY PORTFOLIOS                                     October 31, 2000

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on February 5, 1986 as a Massachusetts Trust and reorganized on December 6, 1995, as a Delaware Business Trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of October 31, 2000, the Trust offers shares of 30 active funds. The accompanying financial statements and financial highlights are those of the Victory Gradison Government Reserves Fund (the "Fund"). The Fund is authorized to issue Class G Shares. The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

2.   Reorganization:

     The Trust entered an Agreement and Plan of Reorganization and Termination (the "Agreement") with The Gradison McDonald Cash Reserves Trust, also registered as an open-end investment management company under the 1940 Act, pursuant to which all of the assets and liabilities of the Gradison U.S. Government Reserves Fund were transferred to the Victory Gradison Government Reserves Fund of the Trust in exchange for Class G shares, a new class of shares issued in connection with the reorganization, of that Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on April 1, 1999 (the "Effective Date of the Reorganization"), following approval by shareholders of The Gradison McDonald Cash Reserves Trust, at a special shareholder meeting held on March 5, 1999.

     For accounting purposes as a result of the reorganization, the historical basis of assets and liabilities of the Victory Gradison Government Reserves Fund is that of the Gradison U.S. Government Reserves Fund.

     The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:


                                                                           Before                      After
                                                                       Reorganization              Reorganization

                                                                                   Victory         Victory
                                                                Gradison           Gradison        Gradison
                                                                U.S. Government    Government      Government
                                                                Reserves Fund      Reserves Fund   Reserves Fund

     Shares (000).........................................       2,190,366         --               2,190,366
     Net Assets (000).....................................      $2,190,366         --              $2,190,366
     Net Asset Value......................................      $     1.00         --              $     1.00


3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                  Continued

THE VICTORY PORTFOLIOS                                        October 31, 2000

     Repurchase Agreements:

     The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated on the basis of relative net assets of all funds included in the Trust or other appropriate basis. Fees paid under the Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4.   Related Party Transactions:

     As of the Effective Date of the Reorganization, investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser"), a wholly-owned subsidiary of KeyCorp. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly based on the Fund's average daily net assets, at an annual rate of 0.50% on the first $400 million, 0.45% on the next $600 million, 0.40% on the next $1 billion, and 0.35% in excess of $2 billion. KeyTrust Company of Ohio, serving as custodian for the Fund, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services (the "Administrator or the "Distributor" as applicable), an indirect, wholly owned subsidiary of the BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Fund and, during the period October 23, 1998 through the Effective Dates of the Reorganizations, as distributor for the Fund. Under the terms of the administration agreement the Administrator's fee is computed at the annual rate of 0.15% of the Fund's average daily net assets up to $300 million, 0.12% of the Fund's average daily net assets between $300 million and $600 million and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of 0.10% of the average daily net assets of the Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. McDonald Investments Inc. provides certain shareholder services for the Fund under the terms of an administrative services agreement with the Fund, and receives a monthly fee at an annual rate of $23.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined. Effective March 1, 1999, BISYS also serves as the Fund's Fund Accountant and receives a fee for these services under the terms of the Fund Accounting Agreement.

                                  Continued

THE VICTORY PORTFOLIOS                                        October 31, 2000

     Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.72% until at least April 1, 2001.

     Additional information regarding related party transactions is as follows for the year ended October 31, 2000:

       Investment Advisory Fees                 Administration Fees

     Percentage                            Percentage
     of Average         Voluntary          of Average          Voluntary
     Daily              Fee                Daily               Fee
     Net Assets         Reductions         Net Assets          Reductions

     0.50%              $2,647             0.15%               $1,219

     Prior to the Effective Date of the Reorganization, investment advisory services were provided by McDonald & Company Securities, Inc. ("McDonald"), pursuant to an investment advisory agreement between the Gradison Fund and McDonald under substantially the same terms as the Fund's investment advisory agreement described above. Transfer agent services, including dividend disbursing, fund accounting services and administrative services were provided by McDonald prior to the Effective Date of the Reorganization, pursuant to the terms of a Transfer Agency, Accounting Services and Administrative Services agreement between the Gradison Fund and McDonald. Under the terms of that agreement, the Gradison Fund paid McDonald a monthly fee for transfer agent and administrative services at an annual rate of $23.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Gradison Fund paid fund accounting fees to McDonald under substantially the same terms as the Fund. Distribution fees, prior to the Effective Date of the Reorganization, were paid by the Gradison Fund to McDonald pursuant to an agreement under substantially the same terms of the Funds' agreement. Prior to the Effective Date of the Reorganization, officers of the Gradison Fund were also officers of McDonald.

5.   Federal Income Tax (Unaudited):

     As of October 31, 2000, for Federal income tax purposes, the Fund has the following capital loss carryforwards available to offset future capital gains, if any (amounts in thousands):

     Amount                       Expires

     $223                         2002
        3                         2006

                      REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Trustees of
  The Victory Portfolios:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Gradison Government Reserves Fund (one of the Funds constituting the Victory Portfolios, hereafter referred to as the "Fund") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Gradison Government Reserves Fund's Statement of Changes in Net Assets for the year ended September 30, 1998, and the financial highlights for each of the three years in the period ended September 30, 1998, were audited by other auditors, whose report dated October 23, 1998, expressed an unqualified opinion on those statements and financial highlights.



PricewaterhouseCoopers LLP

Columbus, Ohio
December 14, 2000

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The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

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Victory Funds
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Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

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